Seward & Kissel LLP
                              1200 G Street, N.W.
                                   Suite 350
                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)





                                                      April 21, 2010


VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

     Re: The AllianceBernstein Pooling Portfolios - AllianceBernstein Bond Inflation Protection Portfolio
          (File Nos. 333-120487 and 811-21673)

Ladies and Gentlemen:

      On behalf of The AllianceBernstein Pooling Portfolios (the "Portfolios"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the Portfolios that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Portfolios' registration statement. This post-effective amendment was filed electronically with the Securities and Exchange Commission on April 16, 2010.


                                                      Sincerely,


                                                      /s/ Young Seo
                                                      --------------
                                                          Young Seo



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